Long-Term Debt - Schedule of Long-Term Debt (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Debt Instrument
Fair value adjustment on WGL Acquisition (note 3)		$ 84,300,000		$ 89,000,000
Finance lease liabilities (note 10)		9,900,000		800,000
Long-term debt including lease obligations		6,887,100,000		8,992,300,000
Less debt issuance costs		(36,400,000)		(35,200,000)
Total long-term debt		6,850,700,000		8,957,100,000
Less current portion		(922,900,000)		(890,200,000)
Long-term debt, noncurrent		5,927,800,000		8,066,900,000
$200 million Senior unsecured - 4.55 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		0		200,000,000
Debt face amount		$ 200,000,000
Debt instrument rate	4.55%	4.55%
$200 million Senior unsecured - 4.07 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 200,000,000		200,000,000
Debt face amount		$ 200,000,000
Debt instrument rate	4.07%	4.07%
$350 million Senior unsecured - 3.72 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 350,000,000		350,000,000
Debt face amount		$ 350,000,000
Debt instrument rate	3.72%	3.72%
$500 million Senior unsecured - 2.61 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 500,000,000		0
Debt face amount		$ 500,000,000
Debt instrument rate	2.61%	2.61%
$300 million Senior unsecured - 3.57 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 300,000,000		300,000,000
Debt face amount		$ 300,000,000
Debt instrument rate	3.57%	3.57%
$200 million Senior unsecured - 4.40 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 200,000,000		200,000,000
Debt face amount		$ 200,000,000
Debt instrument rate	4.40%	4.40%
$300 million Senior unsecured - 3.84 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 300,000,000		299,900,000
Debt face amount		$ 300,000,000
Debt instrument rate	3.84%	3.84%
$350 million Senior unsecured - 4.12 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 349,900,000		349,800,000
Debt face amount		$ 350,000,000
Debt instrument rate	4.12%	4.12%
$200 million Senior unsecured - 3.98 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 199,900,000		199,900,000
Debt face amount		$ 200,000,000
Debt instrument rate	3.98%	3.98%
$100 million Senior unsecured - 5.16 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 100,000,000		100,000,000
Debt face amount		$ 100,000,000
Debt instrument rate	5.16%	5.16%
$300 million Senior unsecured - 4.50 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 299,800,000		299,800,000
Debt face amount		$ 300,000,000
Debt instrument rate	4.50%	4.50%
$250 million Senior unsecured - 4.99 percent | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 250,000,000		250,000,000
Debt face amount		$ 250,000,000
Debt instrument rate	4.99%	4.99%
US$450 million Senior unsecured - 2.25 to 4.76 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 0		$ 682,100,000
Debt face amount			$ 450,000,000
US$450 million Senior unsecured - 2.25 to 4.76 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs) | Minimum
Debt Instrument
Debt instrument rate			2.25%	2.25%
US$450 million Senior unsecured - 2.25 to 4.76 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs) | Maximum
Debt Instrument
Debt instrument rate			4.76%	4.76%
US$250 million Senior unsecured - 2.68 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 324,700,000		$ 341,100,000
Debt face amount	$ 250,000,000
Debt instrument rate	2.44%	2.44%
US$20 million Senior unsecured - 6.65 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 26,000,000		27,300,000
Debt face amount	$ 20,000,000
Debt instrument rate	6.65%	6.65%
US$40.5 million Senior unsecured - 5.44 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 52,600,000		55,300,000
Debt face amount	$ 40,500,000.0
Debt instrument rate	5.44%	5.44%
US$53 million Senior unsecured - 6.62 to 6.82 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 68,800,000		72,300,000
Debt face amount	$ 53,000,000
US$53 million Senior unsecured - 6.62 to 6.82 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs) | Minimum
Debt Instrument
Debt instrument rate	6.62%	6.62%
US$53 million Senior unsecured - 6.62 to 6.82 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs) | Maximum
Debt Instrument
Debt instrument rate	6.82%	6.82%
US$72 million Senior unsecured - 6.40 to 6.57 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 93,500,000		98,200,000
Debt face amount	$ 72,000,000
US$72 million Senior unsecured - 6.40 to 6.57 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs) | Minimum
Debt Instrument
Debt instrument rate	6.40%	6.40%
US$72 million Senior unsecured - 6.40 to 6.57 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs) | Maximum
Debt Instrument
Debt instrument rate	6.57%	6.57%
US$52 million Senior unsecured - 6.57 to 6.85 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 67,500,000		70,900,000
Debt face amount	$ 52,000,000
US$52 million Senior unsecured - 6.57 to 6.85 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs) | Minimum
Debt Instrument
Debt instrument rate	6.57%	6.57%
US$52 million Senior unsecured - 6.57 to 6.85 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs) | Maximum
Debt Instrument
Debt instrument rate	6.85%	6.85%
US$8.5 million Senior unsecured - 7.50 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 11,000,000		11,600,000
Debt face amount	$ 8,500,000.0
Debt instrument rate	7.50%	7.50%
US$50 million Senior unsecured - 5.70 to 5.78 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 64,900,000		68,200,000
Debt face amount	$ 50,000,000
US$50 million Senior unsecured - 5.70 to 5.78 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs) | Minimum
Debt Instrument
Debt instrument rate	5.70%	5.70%
US$50 million Senior unsecured - 5.70 to 5.78 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs) | Maximum
Debt Instrument
Debt instrument rate	5.78%	5.78%
US$75 million Senior unsecured - 5.21 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 97,400,000		102,300,000
Debt face amount	$ 75,000,000
Debt instrument rate	5.21%	5.21%
US$75 million Senior unsecured - 5.00 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 97,400,000		102,300,000
Debt face amount	$ 75,000,000
Debt instrument rate	5.00%	5.00%
US$300 million Senior unsecured - 4.22 to 4.60 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 389,600,000		409,300,000
Debt face amount	$ 300,000,000
US$300 million Senior unsecured - 4.22 to 4.60 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs) | Minimum
Debt Instrument
Debt instrument rate	4.22%	4.22%
US$300 million Senior unsecured - 4.22 to 4.60 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs) | Maximum
Debt Instrument
Debt instrument rate	4.60%	4.60%
US$450 million Senior unsecured - 3.80 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 584,500,000		613,900,000
Debt face amount	$ 450,000,000
Debt instrument rate	3.80%	3.80%
US$300 million Senior unsecured - 3.65 percent | WGL And Washington Gas | AltaGas Ltd. medium-term notes (MTNs)
Debt Instrument
Long-term debt, gross		$ 389,600,000		0
Debt face amount	$ 300,000,000
Debt instrument rate	3.65%	3.65%
US$300 million SEMCO Senior Secured - 5.15 percent | SEMCO long-term debt
Debt Instrument
Long-term debt, gross		$ 389,600,000		409,300,000
Debt face amount	$ 300,000,000
Debt instrument rate	5.15%	5.15%
US$82 million SEMCO Senior Secured - 4.48 percent | SEMCO long-term debt
Debt Instrument
Long-term debt, gross		$ 76,100,000		86,300,000
Debt face amount	$ 82,000,000
Debt instrument rate	4.48%	4.48%
Credit facilities | $1,400 million unsecured extendible revolving facility
Debt Instrument
Long-term debt, gross		$ 89,600,000		964,700,000
Debt face amount		1,400,000,000
Credit facilities | US$300 million unsecured extendible revolving facility
Debt Instrument
Long-term debt, gross		0		287,800,000
Debt face amount	$ 300,000,000
Credit facilities | Acquisition credit facility
Debt Instrument
Long-term debt, gross		0		113,200,000
Credit facilities | US$1,200 million revolving credit facility
Debt Instrument
Long-term debt, gross		0		1,637,000,000
Debt face amount				1,200,000,000
Credit facilities | US$300 million unsecured term facility
Debt Instrument
Long-term debt, gross		389,600,000		0
Debt face amount		300,000,000
Credit facilities | US$150 million unsecured extendible revolving facility
Debt Instrument
Long-term debt, gross		163,500,000		0
Debt face amount		$ 150,000,000
Credit facilities | Commercial paper
Debt Instrument
Long-term debt, gross				$ 0